Restatement Actech Income Statement (Detail) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
As previously reported [Member]
Consolidated income statements [line item]
Revenue	€ 142,573
Cost of sales	(62,787)
Gross profit	79,786
Research and development expenses	(19,959)
Sales and marketing expenses	(39,109)
General and administrative expenses	(25,484)
Net other operating income / (expenses)	5,631
Operating (loss) profit	865
Financial expenses	(4,728)
Financial income	3,210
Share in loss of joint venture	(469)
(Loss) profit before taxes	(1,122)
Total tax expense (income)	(534)
Net (loss) profit of the year	(1,656)
Net (loss) profit attributable to:
The owners of the parent	(1,656)
Profit (loss) attributable to non-controlling interest	0
IFRS 3 Actech Business Combination [Member]
Consolidated income statements [line item]
Revenue	0
Cost of sales	(447)
Gross profit	(447)
Research and development expenses	0
Sales and marketing expenses	0
General and administrative expenses	0
Net other operating income / (expenses)	(26)
Operating (loss) profit	(473)
Financial expenses	0
Financial income	0
Share in loss of joint venture	0
(Loss) profit before taxes	(473)
Total tax expense (income)	12
Net (loss) profit of the year	(461)
Net (loss) profit attributable to:
The owners of the parent	(461)
Profit (loss) attributable to non-controlling interest	0
Change in accounting policy [member]
Consolidated income statements [line item]
Revenue	0
Cost of sales	282
Gross profit	282
Research and development expenses	0
Sales and marketing expenses	174
General and administrative expenses	608
Net other operating income / (expenses)	(1,064)
Operating (loss) profit	0
Financial expenses	0
Financial income	0
Share in loss of joint venture	0
(Loss) profit before taxes	0
Total tax expense (income)	0
Net (loss) profit of the year	0
Net (loss) profit attributable to:
The owners of the parent	0
Profit (loss) attributable to non-controlling interest	0
As restated [Member]
Consolidated income statements [line item]
Revenue	142,573
Cost of sales	(62,952)
Gross profit	79,621
Research and development expenses	(19,959)
Sales and marketing expenses	(38,935)
General and administrative expenses	(24,876)
Net other operating income / (expenses)	4,541
Operating (loss) profit	392
Financial expenses	(4,728)
Financial income	3,210
Share in loss of joint venture	(469)
(Loss) profit before taxes	(1,595)
Total tax expense (income)	(522)
Net (loss) profit of the year	(2,117)
Net (loss) profit attributable to:
The owners of the parent	(2,117)
Profit (loss) attributable to non-controlling interest	€ 0